SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year	$ 7,106	$ 6,205	$ 5,662
Net income attributable to non-controlling interest	1,009	735	252
Non-controlling interest share of contribution to equity in Caesarstone Canada Inc.			458
Foreign currency translation adjustments	(491)	166	(167)
Redeemable non-controlling interest-end of the year	$ 7,624	$ 7,106	$ 6,205
Canadian Quartz Holdings Inc. [Member]
Noncontrolling Interest [Line Items]
Equity interest held by CIOT	45.00%